INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$ 51,341,667		$ 67,188,022
Acquisition costs of operating limited partnerships	7,056,310		9,171,431
Syndication costs from operating limited partnerships	(36,455)		(36,455)
Cumulative distributions from operating limited partnerships	(111,389)		(188,000)
Cumulative impairment loss in investment in operating limited partnerships	(12,876,562)		(17,303,883)
Cumulative losses from operating limited partnerships	(45,373,571)		(58,831,115)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended, which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A)	(257,860)		(348,203)
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A)	(921,085)		(1,556,118)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	883,274		1,012,965
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(35,033,727)		(40,003,128)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	300,838		314,521
Cumulative impairment loss in investment in operating limited partnerships	12,876,562		17,303,883
Other	267,534		271,864
Equity per operating limited partnerships' combined financial statements	(21,884,464)	(21,884,462)	(23,004,216)	(23,004,216)
Series Fifteen [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	7,581,708		9,051,543
Acquisition costs of operating limited partnerships	1,075,998		1,218,899
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(4,207)		(10,831)
Cumulative impairment loss in investment in operating limited partnerships	(764,836)		(867,409)
Cumulative losses from operating limited partnerships	(7,888,663)		(9,392,202)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended, which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A)	(14,246)		(14,246)
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A)	(180,526)		(180,526)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	111,396		136,871
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(7,552,909)		(8,366,571)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	86,996		86,996
Cumulative impairment loss in investment in operating limited partnerships	764,836		867,409
Other	(29,476)		(41,552)
Equity per operating limited partnerships' combined financial statements	(6,813,929)	(6,813,927)	(7,511,619)	(7,511,619)
Series Sixteen [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	12,074,291		13,600,679
Acquisition costs of operating limited partnerships	1,583,249		1,788,508
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(20,268)		(26,120)
Cumulative impairment loss in investment in operating limited partnerships	(2,512,421)		(2,861,385)
Cumulative losses from operating limited partnerships	(11,124,851)		(12,501,682)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended, which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A)	(93,920)		(93,920)
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A)	(121,307)		(121,307)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(9,782,878)		(9,860,741)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	123,421		130,181
Cumulative impairment loss in investment in operating limited partnerships	2,512,421		2,861,385
Other	429,517		438,273
Equity per operating limited partnerships' combined financial statements	(6,932,746)	(6,932,746)	(6,646,129)	(6,646,129)
Series Seventeen [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	14,491,224		15,940,952
Acquisition costs of operating limited partnerships	2,117,487		2,328,579
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(28,883)		(28,883)
Cumulative impairment loss in investment in operating limited partnerships	(3,288,846)		(4,596,588)
Cumulative losses from operating limited partnerships	(13,290,982)		(13,644,060)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended, which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A)	(124,842)		(174,842)
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A)	(591,855)		(650,525)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	418,588		467,481
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(7,473,233)		(6,800,814)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	14,732		14,732
Cumulative impairment loss in investment in operating limited partnerships	3,288,846		4,596,588
Other	(22,278)		(9,562)
Equity per operating limited partnerships' combined financial statements	(4,490,042)	(4,490,042)	(2,556,942)	(2,556,942)
Series Eighteen [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	11,702,540		17,186,357
Acquisition costs of operating limited partnerships	1,514,128		2,310,366
Syndication costs from operating limited partnerships	(36,455)		(36,455)
Cumulative distributions from operating limited partnerships	(54,267)		(118,167)
Cumulative impairment loss in investment in operating limited partnerships	(4,172,906)		(4,363,063)
Cumulative losses from operating limited partnerships	(8,953,040)		(14,979,038)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended, which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A)	(5,588)		(5,588)
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A)	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	309,042		357,422
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(6,478,163)		(9,565,423)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	75,689		75,689
Cumulative impairment loss in investment in operating limited partnerships	4,172,906		4,363,063
Other	(89,451)		(92,977)
Equity per operating limited partnerships' combined financial statements	(2,015,565)	(2,015,565)	(4,867,814)	(4,867,814)
Series Nineteen [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	5,491,904		11,408,491
Acquisition costs of operating limited partnerships	765,448		1,525,079
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(3,764)		(3,999)
Cumulative impairment loss in investment in operating limited partnerships	(2,137,553)		(4,615,438)
Cumulative losses from operating limited partnerships	(4,116,035)		(8,314,133)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended, which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A)	(19,264)		(59,607)
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A)	(27,397)		(603,760)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	44,248		51,191
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(3,746,544)		(5,409,579)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	0		6,923
Cumulative impairment loss in investment in operating limited partnerships	2,137,553		4,615,438
Other	(20,778)		(22,318)
Equity per operating limited partnerships' combined financial statements	$ (1,632,182)	$ (1,632,182)	$ (1,421,712)	$ (1,421,712)